Income Taxes (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Oct. 04, 2017	Dec. 31, 2017	Dec. 31, 2016
Net operating loss carryforward		$ 606,400
Deferred tax start-up expenditures for tax purposes		347,500
Deferred tax assets		95,632
Deferred tax loss carryforward		258,600
Deferred tax loss carryforward, net of tax		$ 71,155
Research and development tax credits carryforward period		20 years
Income tax reconciliation description		the Tax Cuts and Jobs Act of 2017 ("TCJA") was signed into law. Among its provisions, the TCJA reduces the statutory U.S. Corporate income tax rate from 34% to 21% effective January 1, 2018.
Corporate income tax rate reduced		21.00%
Future taxable income tax rate		80.00%
Reduction in deferred income tax assets		$ 72,300
Net operating loss carryforward description		The net operating losses are available for application against future taxable income for 20 years, expiring in 2037.
Change in valuation of allowance		$ 166,787	$ 0
Federal [Member]
Net operating loss carryforward		166,787
State [Member]
Net operating loss carryforward		$ 166,787
Maryland [Member]
Research and development tax credits carryforward period		7 years
Parent Company [Member]
Issuance of common stock percentage	90.00%	90.00%